Fixed Assets - Schedule of Fixed Assets (Details) (10-K) - Coastal Pride Company, Inc [Member] - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total		$ 47,122	$ 42,203
Less: Accumulated depreciation and amortization		(40,470)	(35,582)
Fixed assets, net	$ 10,170	6,652	6,621
Computer Equipment [Member]
Total		22,514	22,514
Computer Software [Member]
Total		16,212	16,212
Leasehold Improvements [Member]
Total		4,919
Office Furniture and Equipment [Member]
Total		$ 3,477	$ 3,477